Deferred Revenue	3 Months Ended
Mar. 31, 2022
Deferred Revenue
Deferred Revenue

Note 9 – Deferred Revenue

As of March 31, 2022 and March 31, 2021, the Company had total deferred revenue of $763,333 and $0, respectively. As of March 31, 2022, the Company expects 100% of total deferred revenue to be realized in less than a year.